Investments (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Dividends	$ 25,015,250	$ 23,044,847
Employer common stock, at fair value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Dividends	$ 6,460,105	$ 6,495,759